Losses per Share (Details) $ / shares in Units, $ in Thousands		9 Months Ended
	May 30, 2019	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares
Basic (losses)/earnings per share
Weighted average number of outstanding ordinary shares in issue | shares		665,612,400	664,003,277
Net loss attributable to the Company | $		$ (76,462)	$ (58,269)
Losses per share attributable to the Company (US$ per share) | $ / shares		$ (0.11)	$ (0.09)
Stock split ratio	10